Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill	Intangible Assets and Goodwill
Aspen’s intangible assets relate to trademarks and licenses to trade in the U.S. and U.K. For the twelve months ended December 31, 2024 and December 31, 2023, the Company had intangible assets and goodwill totaling $19.9 million and $21.7 million, respectively.
The “Aspen” trademark, valued at $1.1 million, $16.7 million of insurance licenses and $2.1 million of goodwill are considered to have an indefinite life and are tested annually for impairment or when events or changes in circumstances indicate that these assets might be impaired.
During the year ended December 31, 2024, the Company sold its investment in Digital Re for no consideration. As a result, the associated goodwill of $1.8 million was fully written off.
For the year ended December 31, 2024, the Company performed its annual qualitative assessment and determined that it was more likely than not that the remaining intangible assets and goodwill are not impaired.